GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.4 - Schedule 3

  ATR QM Data Fields

Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXX	XXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
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